Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Provision on Income from Continuing Operations

The Company’s income tax provision on income from continuing operations consists of the following for the periods shown below (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Current
Federal	$122,884	$50,105	$78,591
State	12,855	7,109	6,899
Foreign	2,361	1,310	—

	138,100	58,524	85,490

Deferred	24,800	18,676	1,900

	$162,900	$77,200	$87,390

Differences between Income Tax Provision on Income from Continuing Operations at Federal Statutory Income Tax Rate and Tax Provision shown in Accompanying Consolidated Statements of Income

The differences between the income tax provision on income from continuing operations at the federal statutory income tax rate and the tax provision shown in the accompanying consolidated statements of income for the periods shown below are as follows (in thousands):

	Fiscal Years Ended September 30,
	2012	2011	2010
Tax at statutory rate of 35%	$170,754	$80,299	$87,792
State and local income taxes, net of federal benefit	5,221	3,576	4,298
Domestic manufacturing deduction	(9,126)	(2,772)	(3,981)
Research and development credits	(288)	(2,303)	(300)
Other—net	(3,661)	(1,600)	(419)

Income tax provision	$162,900	$77,200	$87,390

Components of Deferred Taxes

The components of the deferred taxes consist of the following at September 30 (in thousands):

	2012	2011
Deferred tax assets:
Employee benefits, compensation and other accrued obligations	$31,711	$16,059
Net operating losses	14,637	16,500
Inventory	12,330	10,715
Tax credits	9,347	—
Environmental	6,975	7,412
Interest rate swaps	3,652	2,087
Product warranties	3,560	3,534
Other accrued liabilities	—	4,692

Total	82,212	60,999
Less: Valuation allowance	(16,150)	(15,874)

Total deferred tax assets	66,062	45,125

Deferred tax liabilities:
Intangible assets	361,226	302,273
Property, plant and equipment	23,119	22,459
Unremitted foreign earnings	3,714	—
Other	5,765	—

Total deferred tax liabilities	393,824	324,732

Total net deferred tax liabilities	$327,762	$279,607

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2012	2011
Balance at beginning of period	$7,568	$1,832
Additions based on tax positions related to the current year	1,008	129
Reductions for tax positions of prior years	(3,190)	(760)
Acquisitions	1,546	6,367

Balance at end of period	$6,932	$7,568